Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000252180 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000252180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000252180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000252180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000252180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.00%
C000252180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	37.40%
C000268141 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000268141 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	25.70%
C000268141 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000268141 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000268141 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000268141 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000268141 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000268141 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000268141 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000267209 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000267209 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000267209 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	53.00%
C000267209 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000267209 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000267209 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.80%
C000262068 | FR_TSR_SCT_GBEM2
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000262068 | FR_TSR_SCT_GBEM3
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000262068 | FR_TSR_SCT_GBEM4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262068 | FR_TSR_SCT_GBEM5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262068 | FR_TSR_SCT_GBEM6
Holdings [Line Items]
Percent of Net Asset Value	(37.60%)
C000262068 | FR_TSR_SCT_GBEM1
Holdings [Line Items]
Percent of Net Asset Value	(91.70%)
C000262068 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	100.00%
C000252172 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252172 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.50%
C000252172 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.10%
C000252172 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252172 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.60%
C000252172 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252172 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.60%
C000252172 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000252172 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000250794 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000250794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000250794 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000250794 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.60%
C000250794 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.20%
C000250794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000250794 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	13.20%
C000250794 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000250794 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000250794 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000250794 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228888 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228888 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000228888 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.60%
C000228888 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.90%
C000228888 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	17.70%
C000228888 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000228888 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228888 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000228888 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228889 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	10.60%
C000228889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000228889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000228889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.70%
C000228889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.60%
C000228889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000228889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000228889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000234046 | FR_TSR_SCT_GBB66
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234046 | FR_TSR_SCT_GBB65
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234046 | FR_TSR_SCT_GBB64
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234046 | FR_TSR_SCT_GBB63
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234046 | FR_TSR_SCT_GBB61
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000234046 | FR_TSR_SCT_GBB62
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000249125 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249125 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.80%
C000249125 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	12.80%
C000249125 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	19.80%
C000249125 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	26.00%
C000249125 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.30%
C000235263 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000235263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.30%
C000235263 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.50%
C000235263 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.90%
C000235263 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000235263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000235263 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000235263 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000235263 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000235263 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000259348 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259348 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259348 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259348 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259348 | South America
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259348 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259348 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000259348 | Taiwan
Holdings [Line Items]
Percent of Total Investments	30.90%
C000259348 | China
Holdings [Line Items]
Percent of Total Investments	25.30%
C000259348 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.60%
C000259348 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.90%
C000259348 | Colombia
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259348 | India
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259348 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259348 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259348 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000259348 | Czech Republic
Holdings [Line Items]
Percent of Total Investments	2.70%
C000259348 | Indonesia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259347 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259347 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000259347 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259347 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000259347 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000259347 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000259347 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.60%
C000259347 | China
Holdings [Line Items]
Percent of Total Investments	21.00%
C000259347 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.30%
C000259347 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.50%
C000259347 | India
Holdings [Line Items]
Percent of Total Investments	16.00%
C000259347 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.40%
C000259347 | Philippines
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259347 | Turkey
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259347 | Peru
Holdings [Line Items]
Percent of Total Investments	1.40%
C000259347 | Greece
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259347 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238718 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238718 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238718 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238718 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	10.40%
C000238718 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Total Investments	23.40%
C000238718 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	54.50%
C000238211 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000238211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000238211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.90%
C000238211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000238211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238211 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000238211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.40%
C000241449 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241449 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000241449 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.20%
C000241449 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000241449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000241449 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241449 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000241449 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000241449 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000241449 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000237253 | Europe
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000237253 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237253 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237253 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000237253 | North America
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237253 | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.20%
C000237253 | China
Holdings [Line Items]
Percent of Total Investments	7.40%
C000237253 | India
Holdings [Line Items]
Percent of Total Investments	3.90%
C000237253 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.30%
C000237253 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.30%
C000237253 | Germany
Holdings [Line Items]
Percent of Total Investments	15.70%
C000237253 | Japan
Holdings [Line Items]
Percent of Total Investments	10.90%
C000237253 | France
Holdings [Line Items]
Percent of Total Investments	10.50%
C000237253 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000237253 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000237253 | Sweden
Holdings [Line Items]
Percent of Total Investments	11.00%
C000259349 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259349 | Europe
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000259349 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259349 | South America
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259349 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259349 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000259349 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000259349 | Taiwan
Holdings [Line Items]
Percent of Total Investments	13.00%
C000259349 | China
Holdings [Line Items]
Percent of Total Investments	4.70%
C000259349 | South Korea
Holdings [Line Items]
Percent of Total Investments	30.00%
C000259349 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.90%
C000259349 | Germany
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259349 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000259349 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259349 | United States
Holdings [Line Items]
Percent of Total Investments	7.80%
C000259349 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000259349 | Italy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000259349 | Norway
Holdings [Line Items]
Percent of Total Investments	5.30%
C000244492 | Health Care
Holdings [Line Items]
Percent of Total Long Exposure	17.60%
Percent of Total Short Exposure	19.90%
C000244492 | Materials
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	2.50%
C000244492 | Information Technology
Holdings [Line Items]
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	31.60%
C000244492 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Long Exposure	13.30%
Percent of Total Short Exposure	15.80%
C000244492 | Communication Services
Holdings [Line Items]
Percent of Total Long Exposure	11.30%
Percent of Total Short Exposure	18.10%
C000244492 | Energy
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
C000244492 | Industrials
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	4.50%
C000244492 | Utilities
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	4.90%
C000244492 | Consumer Staples
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	2.70%
C000244492 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
C000233998 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000233998 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233998 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000233998 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.50%
C000233998 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000233998 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000233998 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000233998 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000233998 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.60%
C000259350 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000259350 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000259350 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000259350 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000259350 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000259350 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000259350 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000259350 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000259351 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259351 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000259351 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000259351 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.80%
C000259351 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000259351 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.60%
C000259351 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259351 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000259351 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000259351 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000243340 | IndustryCommodity Funds
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243340 | IndustryFixed Income Funds
Holdings [Line Items]
Percent of Total Investments	41.10%
C000243340 | IndustryEquity Funds
Holdings [Line Items]
Percent of Total Investments	52.50%
C000255316 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255316 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255316 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255316 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255316 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000255316 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255316 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000255316 | Taiwan
Holdings [Line Items]
Percent of Total Investments	24.90%
C000255316 | China
Holdings [Line Items]
Percent of Total Investments	23.00%
C000255316 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.50%
C000255316 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.70%
C000255316 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000255316 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.60%
C000255316 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000255316 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.80%
C000255316 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000255316 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255316 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255317 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255317 | Europe
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000255317 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000255317 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255317 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.30%
C000255317 | Germany
Holdings [Line Items]
Percent of Total Investments	7.00%
C000255317 | Japan
Holdings [Line Items]
Percent of Total Investments	19.30%
C000255317 | France
Holdings [Line Items]
Percent of Total Investments	8.10%
C000255317 | Netherlands
Holdings [Line Items]
Percent of Total Investments	19.90%
C000255317 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000255317 | Italy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000255317 | Canada
Holdings [Line Items]
Percent of Total Investments	11.40%
C000255317 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000255317 | Australia
Holdings [Line Items]
Percent of Total Investments	5.10%
C000255317 | Spain
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254050 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000254050 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000254050 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	34.20%
C000254050 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000254050 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254050 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254050 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000254050 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254050 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000259352 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259352 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000259352 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.10%
C000259352 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000259352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000259352 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259352 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000259352 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000259352 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	31.90%
C000259353 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259353 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	0.90%
C000259353 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.40%
C000259353 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.40%
C000259353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.20%
C000259353 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000259353 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259353 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000259353 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000259354 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259354 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000259354 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	70.50%
C000259354 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000259354 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000259354 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000259354 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%